Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Class A Membership Interests [Member]	Dec. 31, 2010 Class A Membership Interests [Member]	Sep. 30, 2011 Class B Membership Interests [Member]	Dec. 31, 2010 Class B Membership Interests [Member]	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]	Dec. 31, 2008 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
CURRENT ASSETS:
Cash and cash equivalents	$ 9,454	$ 7,347	$ 5,862					$ 1,829	$ 1,898
Restricted cash	37	304	203					533	142
Marketable securities			15					16
Trade receivables, net	1,001	819	1,752					1,607	1,638
Inventories	4,432	3,647	2,783					3,120	4,671
Prepaid expenses and other assets	1,423	2,173	2,283					3,780	2,802
Deferred taxes	27	30	56					74	20
TOTAL CURRENT ASSETS	16,374	14,320	12,954					10,959	11,171
PROPERTY AND EQUIPMENT:
Property, plant and equipment, net	13,587	13,817	13,960					14,609	15,869
Equipment on operating leases, net	1,763	1,535	2,576					3,871	5,092
TOTAL PROPERTY AND EQUIPMENT	15,350	15,352	16,536					18,480	20,961
OTHER ASSETS:
Advances to related parties and other financial assets	58	154	183
Note receivable - Chrysler CA Lease Depositor LLC									1,000
Other								284	293
Restricted cash	349	367	527					600	1,213
Goodwill	1,361	1,361	1,361
Other intangible assets, net	3,375	3,504	3,444					2,619	3,496
Prepaid expenses and other assets	362	352	396
Deferred taxes	21	39	22					61	146
Other assets								574	1,056
TOTAL OTHER ASSETS	5,526	5,777	5,933					4,138	7,204
TOTAL ASSETS	37,250	35,449	35,423					33,577	39,336
CURRENT LIABILITIES:
Trade liabilities	8,179	7,028	5,564					873	5,739
Accrued expenses and other liabilities	7,728	7,594	12,112					4,387	12,095
Current maturities of financial liabilities	236	2,758	1,092					2,694	11,308
Debtor-in-possession financing								3,344
Deferred revenue	1,642	888	667					820	1,516
Deferred taxes	84	85	68					44	6
TOTAL CURRENT LIABILITIES	17,869	18,353	19,503					12,162	30,664
LONG-TERM LIABILITIES:
Accrued expenses and other liabilities	9,621	9,961	11,084					5,309	20,859
Financial liabilities	12,148	10,973	8,459					1,900	2,599
Deferred revenue	619	580	552					922	957
Deferred taxes	61	71	55					115	154
TOTAL LONG-TERM LIABILITIES	22,449	21,585	20,150					8,246	24,569
Liabilities subject to compromise								29,731
TOTAL LIABILITIES								50,139	55,233
Commitments and contingencies
MEMBERS' DEFICIT
Membership Interests
Contributed capital	2,658	1,399	409					6,707	2,471
Accumulated losses	(4,479)	(4,437)	(3,785)					(21,908)	(17,483)
Accumulated other comprehensive loss	(1,247)	(1,451)	(854)					(1,361)	(885)
TOTAL MEMBERS' DEFICIT	(3,068)	(4,489)	(4,230)					(16,562)	(15,897)
TOTAL LIABILITIES AND MEMBERS' DEFICIT	$ 37,250	$ 35,449	$ 35,423					$ 33,577	$ 39,336